Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

VIA EDGAR

May 3, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Series Funds, Inc. (File Nos. 002-77284 and 811-03459)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information dated May 1, 2021 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those filed as part of Post-Effective Amendment No. 93 to the Company’s registration statement on Form N-1A, filed electronically with the SEC via EDGAR (Accession Number 0001193125-21-137183) on April 28, 2021.

Please do not hesitate to contact me at 202.373.6101 with any questions.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001